Note Pledge Assets (Classification and carrying amount of pledged assets, in which the secured parties are not permitted to sell or repledge the collateral) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total pledged assets	$ 10,147,795	$ 11,061,980
Available For Sale Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Financial Instruments, Not Separately Reported, Securities	2,382,811	1,700,820
Held To Maturity Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Financial Instruments, Not Separately Reported, Other Debt Securities Held-to-maturity	57,170	60,515
Loans Held for Investment | Covered Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Financial Instruments, Not Separately Reported, Loans Receivable Pledged as Collateral	385,633	480,441
Loans Held for Investment | Non Covered Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Financial Instruments, Not Separately Reported, Loans Receivable Pledged as Collateral	$ 7,322,181	$ 8,820,204